Organization and Principal Activities	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”) was formed on April 24, 2018 as an exempted company with limited liability under the laws of the Cayman Islands and is a holding company for WJ Energy Group Limited (or “WJ Energy”), which in turn owns 100% of the operating subsidiaries in Indonesia. The Company has two shareholders: Maderic Holding Limited (or “Maderic”) and HFO Investment Group (or “HFO”), which hold 87.04% and 12.96%, respectively, of IEC’s outstanding shares, prior to the initial public offering (“IPO”). Certain of IEC’s officers and directors own interests in Maderic and HFO. The Company, through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block (the “Rangkas Area”).

Initial Public Offering

On December 19, 2019, the Company listed its ordinary shares on the NYSE American in the IPO. As a result, the Company issued a total of 1,363,637 ordinary shares at a price to the public of $11.00 per share in connection with its IPO and received net proceeds of approximately US$12.5 million, after deducting underwriting discounts and the estimated offering expenses. Upon the completion of the IPO, the Company had a total of 7,363,637 ordinary shares.

Impact of COVID-19 Outbreak

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including in Indonesia, where the Company operates. While the closures and limitations on movement, domestically and internationally, are expected to be temporary, if the outbreak continues on its current trajectory the duration of the supply chain disruption could reduce the availability, or result in delays, of materials or supplies to and from the Company, which in turn could materially interrupt the Company’s business operations.

As of the date of issuance of these consolidated financial statements, the impact of COVID-19 on the Company’s business, financial condition, and results of operations include, but are not limited to, the following:

●	The Company modified its business practices, including restricting employee travel, requiring employees to work remotely, and cancelling physical participation in meetings, events, and conferences.

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The health-related mandate or guidelines issued by the Indonesian or local authorities has caused and may continue to cause the Company to restrict the number of workers deployed to the drilling sites, therefore delaying the Company’s drilling and exploration operations. In addition, the large scale of social restrictions in Jakarta and many Indonesian regions severely prolongs the time required for the approval of any project proposal, permit application, procurement, and tender process.

●	Crude oil prices have been negatively impacted due to low oil demand, increased production, and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. Consequently, the Company’s revenue and profit have been adversely impacted and could continue to be adversely impacted due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 pandemic.

●	Since mid-year 2020, the Company has commenced pre-drilling operations for its planned new wells at Kruh Block, with drilling locations for the first 3 new wells having been selected and the tender for the drilling rig and supporting services likewise having been completed. While the commencement of new drilling has been slightly delayed, the Company is expecting to commence the drilling of the first new well at Kruh during the first quarter of 2021.

●	The COVID-19 pandemic may disrupt the Company’s ability to raise additional capital to finance its operations in the future, which could materially and adversely affect the Company’s business, financial condition, and prospects.

Given the speed and frequency of the continuously evolving developments with respect to this pandemic, the Company cannot reasonably estimate the magnitude of the impact to its consolidated results of operations during 2021 and beyond.